Related Party Disclosures - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stevanato Holding S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Other income	€ 96	€ 266
Costs		7
Other Assets	7,076	9,216
Other Liabilities	14,710	22,785
Winckler & Co. Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			€ 191
Società Agricola Stella S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Other income		1
Costs	158	165	110
Trade payables	59	113
SFEM Italia S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	21	21	20
Trade payables		2
E & FKH Ejendomme ApS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		222	435
Studio Legale Spinazzi Azzarita Troi
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	118	198	311
Trade payables	119	29
Other Assets	37
Fondazione Stevanato
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	290	180	240
C.T.S. Studio AS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			21
SIT Manufacturing
Disclosure Of Transactions Between Related Parties [Line Items]
Trade receivables	17
Incog Biopharma Services Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	7,582	5,557	€ 545
Trade receivables	2,586	208
Contract Assets	4,944	3,628
Other Liabilities		€ 3
SIT S.p.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	34
Costs	€ 1